Shareholder Fees - StrategicAdvisersFidelityEmergingMarketsFund-PRO	Jul. 29, 2023 USD ($)
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none